Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Transactions from Employee Option and Share Plans

The following transactions took place resulting from employee option and share plans:

	2018	2017	2016
Total shares in treasury at beginning of year	3,078,470	10,609,980	3,998,982
Total cost	342	915	342
Shares acquired under repurchase program	54,376,181	2,522,589	15,537,868
Average price in $ per share	92.07	113.36	82.36
Amount paid	5,006	286	1,280
Shares delivered	4,241,487	10,054,099	8,926,870
Average price in $ per share	107.75	85.42	79.25
Amount received	39	233	115
Shares retired	17,300,143	-	-
Total shares in treasury at end of year	35,913,021	3,078,470	10,609,980
Total cost	3,238	342	915